Financial instruments - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Deferred finance charges	$ 11.4	$ 14.0
Carrying value
Assets
Cash and cash equivalents	32.4	19.4
Liabilities
Current portion of long-term debt	26.1	26.9
Long-term debt	674.5	701.0
Level 1 | Fair value
Assets
Cash and cash equivalents	32.4	19.4
Level 2 | Fair value
Liabilities
Current portion of long-term debt	26.1	26.9
Long-term debt	$ 716.3	$ 730.7